Share-Based Payment (Narrative) (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2000 shares	Dec. 31, 1998 shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			18,303	3,000	3,000
Options outstanding			34,886	27,169	25,502	22,502
Weighted average remaining contractual life outstanding			7 years 3 months 29 days	5 years 6 months 3 days	5 years 8 months 19 days
Exericse prices for share options outstanding | $ / shares			$ 9.83	$ 7.82	$ 7.54	$ 7.34
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exericse prices for share options outstanding | $ / shares			5.55	5.55	4.7
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exericse prices for share options outstanding | $ / shares			$ 13	$ 13	$ 9.37
1998 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term		10 Years
Stock option extended expiration term				10 Years
Stock option reserve for grant		75,000
Stock option expiration date		December 8, 2008
Stock option extended expiration date		December 8, 2028
Options outstanding			20,083
Ordinary shares available for future grants			33,916
1998 Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant				3,000	3,000	3,000
2000 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term	10 years
Stock option reserve for grant	200,000
Stock option expiration date	August 31, 2028
Stock option vesting term	over a three year period
Percentage of exercise price	80.00%
Options outstanding			14,803
Ordinary shares available for future grants			580,206